Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 reportable_segment	Sep. 30, 2013	Dec. 31, 2013 reportable_segment	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of Reportable Segments	1
Operating revenues	$ 83,298	$ 13,039
Depreciation and accretion	21,053	3,542
Interest expense, net	53,217	4,716
Income tax provision (benefit)	(4,069)	(60)
Long-Lived Assets	2,136,951		429,956
Current assets	428,678		106,358
Other long-term assets	46,558		30,563
Total Assets			566,877
Predecessor
Segment Reporting Information [Line Items]
Number of Reportable Segments			1
Operating revenues			17,469	15,694
Depreciation and accretion			4,961	4,267
Interest expense, net			6,267	5,702
Income tax provision (benefit)			(88)	(1,270)
Long-Lived Assets			429,956	134,297
Current assets			106,358	8,854
Customer A | Predecessor
Segment Reporting Information [Line Items]
Operating revenues			4,196	4,207
Concentration risk (percent)			24.00%	26.80%
Customer B | Predecessor
Segment Reporting Information [Line Items]
Operating revenues			1,761	1,831
Concentration risk (percent)			10.10%	11.70%
Customer C | Predecessor
Segment Reporting Information [Line Items]
Operating revenues			1,726	1,760
Concentration risk (percent)			10.00%	11.20%
United States and Puerto Rico
Segment Reporting Information [Line Items]
Long-Lived Assets	1,604,644		250,927
United States and Puerto Rico | Predecessor
Segment Reporting Information [Line Items]
Long-Lived Assets			250,927	133,185
Chile
Segment Reporting Information [Line Items]
Long-Lived Assets	185,047		167,313
Chile | Predecessor
Segment Reporting Information [Line Items]
Long-Lived Assets			167,313	134
United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets	226,638		10,804
United Kingdom | Predecessor
Segment Reporting Information [Line Items]
Long-Lived Assets			10,804	0
Canada
Segment Reporting Information [Line Items]
Long-Lived Assets	120,622		912
Canada | Predecessor
Segment Reporting Information [Line Items]
Long-Lived Assets			912	978
Solar Energy
Segment Reporting Information [Line Items]
Operating revenues	83,298	13,039
Depreciation and accretion	21,053	3,542
Interest expense, net	31,175	4,716
Income tax provision (benefit)	0	0
Net (loss) income	23,059	3,286
Corporate
Segment Reporting Information [Line Items]
Operating revenues	0	0
Depreciation and accretion	0	0
Interest expense, net	22,042	0
Income tax provision (benefit)	(4,069)	(60)
Net (loss) income	(41,097)	(3,362)
Total
Segment Reporting Information [Line Items]
Operating revenues	83,298	13,039
Depreciation and accretion	21,053	3,542
Interest expense, net	53,217	4,716
Income tax provision (benefit)	(4,069)	(60)
Net (loss) income	$ (18,038)	$ (76)